Putnam
Emerging
Markets
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Emerging Markets Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Managers

Thomas R. Haslett
J. Peter Grant
Paul Warren
Stephen Oler
Carmel Peters

In our last report to shareholders, we had plenty of good news and positive performance results to share regarding the recovery in emerging markets. As we now comment on the first half of Putnam Emerging Markets Fund's 2000 fiscal year, we are happy to report further strong returns as well as what might be called a return to normalcy for emerging markets. Developing economies in 2000 are poised to achieve higher economic growth rates than those of the world's developed economies, an advantage they have not enjoyed since the middle of the 1990s. At the same time, emerging markets are also participating in the great long-term secular change in the world economy driven by computer and telecommunications technology and the service sectors. In other words, emerging markets are joining the "new economy." These positive fundamental factors are reflected in your fund's strong returns for the past six months.

Total return for 6 months ended 2/29/00

       Class A         Class B          Class C          Class M
     NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
------------------------------------------------------------------------
    40.24%  32.18%  39.61%  34.61%   39.61%  38.61%   39.72%  34.79%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* EMERGING MARKETS PARTICIPATE IN GLOBAL RALLY

The closing months of 1999 turned out to be among the most memorable periods ever for global financial markets. As the six months under discussion opened on September 1, 1999, stocks around the world were in the midst of a mild correction. For the emerging markets in which your fund invests, this downturn represented a breather from a rather rapid recovery that started earlier in the year.



[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATION]

COUNTRY ALLOCATION*

India            13.1%

Mexico           13.0%

Taiwan            9.8%

Brazil            9.6%

South Korea       9.6%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


By October, however, market sentiment around the world had turned positive once again. Month after month, economic reports demonstrated a sustained recovery in emerging markets and accelerating business activity for the entire global economy. An even stronger force in the markets than the economic rebound, however, was investors' enthusiasm for the technology and telecommunications stocks considered part of the new economy. The essence of the new economy is that new computer and communications technologies, combined with innovative business practices, allow companies to increase their earnings by a significant amount. The optimism for technology easily overwhelmed concerns about Y2K computer risks, and the markets registered some of their strongest gains in December before moderating a bit in the first two months of 2000.

"Mexico's recent elevation to the ranks of the investment-grade elite has bolstered confidence in the country and brought euphoria to the stock market...the Mexican stock market rallied on the news and credit-starved companies immediately headed for Wall Street in search of cheap financing, triggered by dropping yield spreads."

-- Financial Times March 27, 2000


Your fund's strong performance derived from the same factors that were driving global markets. Examples of fund holdings in new economy stocks include Gilat Satellite Networks of Israel and Carso Global Telecom of Mexico. Secondarily many of the fund's holdings in the cyclical, natural resource, and basic materials sectors -- such as steel, paper, chemical, and cement companies -- benefited from the effects of economic recovery on their operating results. Your fund's holdings in these sectors included Companhia Vale do Rio Doce of Brazil, Reliance Industries of India, and Cemex of Mexico. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* LATIN AMERICAN COMPANIES AND MARKETS ATTRACTIVE

Although we maintain consistent diversification across regions and sectors, we also favor countries based on relative risks and rewards. The same is true with stocks. We try to identify those offering a combination of an attractive price and potential earnings growth. When we meet with managers of companies we are considering for the portfolio, we assess how wisely they use capital to achieve long-term growth. For a company to meet our criteria, its managers must be positioning it to compete in a global market, as we believe this is one of the best indicators of its growth potential.


"Telmex, Mexico's dominant telephone company, and Microsoft, the US software giant, are to launch their much-touted Hispanic Internet portal next week in what is seen as the first of several shake-ups on the Mexican Internet scene...The portal, to be called T1, should expand to Argentina, Venezuela, Chile and Colombia by the end of the year, Telmex said."

-- Financial Times, March 16, 2000


During the period, we primarily added to our positions in Mexico and Brazil because these markets were attractive and many companies there offered the qualities we seek. Latin American economies, the last emerging markets to enter recession, were among the most undervalued during 1999, as Asian markets in particular recovered sooner. We felt confident in Latin America because Brazil's 1999 devaluation was not followed by escalating inflation in contrast to previous currency crises.

Mexico was especially inviting. Thanks to NAFTA, Mexico has become more integrated with the economies of the United States and Canada. For that reason, during 1999, it was able to avoid the recession that gripped other Latin American countries. Just after the end of the period, the bond rating service Moody's recognized the strong fundamental situation of the Mexican economy by awarding Mexican government bonds investment-grade status. This recognizes a lower level of risk in Mexican securities and reduces interest costs for Mexican corporations which now have the possibility of receiving an investment-grade rating. Moody's caps the ratings of corporate bonds at the level of the government of the country where the corporation is located.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Telefonos de Mexico S.A.
Mexico
Telecommunications

Samsung Electronics Co.
South Korea
Electronics and electrical equipment

SK Telecom Co.
South Korea
Telecommunications

Taiwan Semiconductor Manufacturing Co.
Taiwan
Electronics and electrical equipment

China Telecom
Hong Kong
Telecommunications

Telesp-Telecomunicacoes de
Sao Paulo S.A.
Brazil
Telecommunications

Grupo Financiero Banamex Accival
S.A. de C.V.
Mexico
Financials

Wipro Ltd., structured note
India
Technology

United Microelectronics Corp.
Taiwan
Electronics and electrical equipment

Infosys Technologies Ltd.
India
Consumer services

Footnote reads:
These holdings represent 21.0% of the fund's assets as of 2/29/00. Portfolio holdings will vary over time.


One of the fund's largest holdings is Telefonos de Mexico (Telmex), the Mexican telephone utility. This company not only benefits from Mexico's healthy economy but also is the nation's largest provider of Internet and cellular telephone services. During the period, it signed an agreement with Microsoft to develop an Internet portal that will serve all Spanish-speaking Latin America as well as the U.S. Hispanic population. In spite of these positive features, Telmex is still priced at a discount to the global telecommunications sector. We also are very positive on the bank Grupo Financiero Banamex Accival. We believe this bank's strong management and its business position stand in contrast to the stock's undervaluation. The bank had strong operating results during the period and is poised to benefit as lending activity in Mexico's banking sector returns to growth. It has also embarked on a joint venture with Commerce One to launch business-to-business Internet portals across Latin America.

* ASIAN STOCKS CONTINUE TO REGISTER GAINS

South Korean stocks composed one of your fund's largest country weightings during the period. In South Korea, as we have discussed in previous reports, companies are restructuring to ensure their global competitiveness by cutting costs, getting out of unprofitable businesses, and focusing on growth opportunities. Your fund had holdings in several sectors -- Samsung Electronics, a leading manufacturer of electronic products, Korea Electric Power, a utility, and SK Telecom, a provider of wireless telecommunications services.

The fund also had sizable positions in Taiwan and India. The Taiwanese position was diversified across many sectors, but among the best-performing holdings were globally competitive technology companies exporting computer, telecommunications, and networking components. Examples included Taiwan Semiconductor Manufacturing, United Microelectronics, and ASE Test. In India, we are positive on a variety of holdings including software companies. Their services will be in great demand as the entire world embraces new business practices enabled by the Web. Examples of these companies include Infosys Technologies and Satyam Computer Services.

* BUSINESSES AND ECONOMIES POISED FOR STRONGER GROWTH

As we look ahead to the second half of your fund's 2000 fiscal year, we find that most factors remain strongly positive. Most emerging markets are poised for healthy economic growth in the year 2000 and are likely to achieve even more rapid expansion in 2001. The companies your fund invests in are, we believe, prepared to benefit from this expansionary period. In the more traditional sectors, such as basic materials, utilities, and industrial cyclicals, we have favored companies with managers who learned important lessons during the previous period of economic contraction. These companies are committed to competing internationally and providing long-term shareholder value. At the same time, your fund owns many younger companies that are helping to build the new economy around the world. From their origins, these companies have focused on growth and global competitiveness. In fact, because more and more companies in emerging markets are focusing on investing in growth opportunities and taking costs out of older businesses, we have confidence that the current expansion is less likely to result in inflation than expansions of the past. We will continue to strive to identify the companies and countries with the most attractive combinations of risk and reward.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations not present with domestic investments. Additional risks, including liquidity and volatility, may be associated with emerging-markets securities.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Emerging Markets Fund is designed for investors seeking capital appreciation through common stocks of companies operating primarily in developing economies.




TOTAL RETURN FOR PERIODS ENDED 2/29/00

                     Class A             Class B            Class C            Class M
(inception dates)   (12/28/95)          (10/30/96)         (7/26/99)         (10/30/96)
                  NAV        POP      NAV      CDSC      NAV     CDSC      NAV        POP
--------------------------------------------------------------------------------------------
6 months         40.24%     32.18%   39.61%   34.61%    39.61%  38.61%    39.72%    34.79%
--------------------------------------------------------------------------------------------
1 year           87.86      76.96    86.56    81.56     86.48   85.48     87.04     80.53
--------------------------------------------------------------------------------------------
Life of fund     61.34      52.04    56.71    54.71     56.44   56.44     57.78     52.25
Annual average   12.16      10.57    11.37    11.03     11.33   11.33     11.56     10.61
--------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                                  MSCI Emerging         Consumer
                               Markets Free Index     price index
--------------------------------------------------------------------------
6 months                             23.53%              1.67%
--------------------------------------------------------------------------
1 year                               70.73               3.16
--------------------------------------------------------------------------
Life of fund                         18.71              10.32
Annual average                        4.21               2.39
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Recent returns were achieved during favorable market conditions. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect. Without the expense limitation, total returns would have been lower. For a portion of those periods, the fund was offered on a limited basis and had limited assets.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

                           Class A      Class B     Class C      Class M
------------------------------------------------------------------------------
Distributions (number)        1            1           1            1
------------------------------------------------------------------------------
Income                     $0.085       $0.026      $0.077       $0.037
------------------------------------------------------------------------------
Capital gains                 --           --          --           --
------------------------------------------------------------------------------
 Total                     $0.085       $0.026      $0.077       $0.037
------------------------------------------------------------------------------
Share value:             NAV     POP      NAV         NAV      NAV      POP
------------------------------------------------------------------------------
8/31/99                 $9.35   $9.92    $9.26       $9.35    $9.29    $9.63
------------------------------------------------------------------------------
2/29/00                 13.02   13.81    12.90       12.97    12.94    13.41
------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                       Class A            Class B             Class C           Class M
(inception dates)    (12/28/95)          (10/30/96)          (7/26/99)         (10/30/96)
                   NAV        POP      NAV      CDSC       NAV     CDSC      NAV        POP
-----------------------------------------------------------------------------------------------
6 months          42.52%     34.32%   41.95%   36.95%     41.91%  40.91%    42.32%     37.40%
-----------------------------------------------------------------------------------------------
1 year            67.20      57.56    65.76    60.76      65.87   64.87     66.36      60.47
-----------------------------------------------------------------------------------------------
Life of fund      58.00      48.89    53.30    51.30      53.06   53.06     54.49      49.07
Annual average    11.33       9.79    10.55    10.21      10.51   10.51     10.75       9.83
-----------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged list of equity securities from emerging markets available to non-domestic investors with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (96.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Argentina (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             16,975  El Sitio, Inc.                                                                         $      384,059
             30,576  Telecom Argentina S.A. ADR (NON)                                                            1,274,637
                                                                                                            --------------
                                                                                                                 1,658,696

Brazil (9.6%)
--------------------------------------------------------------------------------------------------------------------------
             38,416  Aracruz Celulose S.A. ADR                                                                     804,335
            100,491  Banco Bradesco S.A. BRC (NON)                                                                 722,830
             21,679  Cia Cervejaria Brahma ADR                                                                     279,117
             14,419  Companhia Brasileira de Distribuicao Grupo Pao
                       de Acucar ADR                                                                               486,641
              8,347  Companhia Brasileira de Distribuicao Grupo Pao
                       de Acucar ADR                                                                               282,957
             59,815  Companhia Vale do Rio Doce ADR (NON)                                                        1,577,621
             15,935  Compania Siderurgica Nacional                                                                 487,880
             12,769  Eletropaulo Metropolitana S.A.                                                                881,617
             20,100  Embratel Participacoes S.A. ADR (NON)                                                         482,400
            162,901  Empresa Bras Aeronautica                                                                      737,526
             30,371  Gerdau S.A.                                                                                   845,644
             19,600  Globo Cabo S.A. ADR (NON)                                                                     379,750
             68,311  Petroleo Brasileiro S/A-Petrobras ADR (NON)                                                 1,776,086
             21,246  Tele Celular Sul Participacoes S.A. (NON)                                                   1,030,431
              5,698  Tele Centro Sul Participacoes S.A. (NON)                                                      410,968
             34,935  Telesp Celular Participacoes S.A. ADR (NON)                                                 1,882,123
             97,761  Telesp-Telecomunicacoes de Sao Paulo S.A. (NON)                                             3,342,284
              9,800  Uniao de Bancos Brasileiros S.A. GDR                                                          285,425
            123,531  Usiminas                                                                                      671,136
                                                                                                            --------------
                                                                                                                17,366,771

Canada (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             16,400  Global Light Telecom, Inc.                                                                    339,275

Chile (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             18,506  Banco Santiago S.A.                                                                           370,120
             11,774  Compania Cervecera Unitas                                                                     303,181
                                                                                                            --------------
                                                                                                                   673,301

China (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            405,000  United World Chinese Commercial Bank                                                          513,026

Egypt (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              3,300  Al Ahram Beverage Co. (NON)                                                                    57,819
             21,000  Al Ahram Beverage Co.GDR 144A (NON)                                                           379,050
             14,900  Commercial International Bank                                                                 160,987
             20,000  Commercial International Bank 144A (NON)                                                      222,000
             31,375  Orascom Construction Industries, Inc.                                                         503,906
                                                                                                            --------------
                                                                                                                 1,323,762

Greece (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             12,050  Commercial Bank of Greece, S.A.                                                               799,261
             68,802  Hellenic Telecommunication Organization S.A.                                                2,047,619
              5,200  Hellenic Telecommunication Organization S.A. GDR                                               78,000
             23,000  National Bank of Greece S.A. ADR (NON)                                                        309,063
              6,400  OTP Bank GDR 144A                                                                             364,800
                                                                                                            --------------
                                                                                                                 3,598,743

Hong Kong (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            371,000  China Telecom Ltd. (NON)                                                                    3,408,568
             65,000  Citic Pacific Ltd.                                                                            327,410
            728,000  e-New Media Co. Ltd.                                                                          257,250
             76,500  Johnson Electric Holdings Ltd.                                                                503,787
            334,000  Pacific Century CyberWorks Ltd.                                                               950,632
            550,000  TCL International (NON)                                                                       289,760
                                                                                                            --------------
                                                                                                                 5,737,407

Hungary (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             16,900  Mahindra & Mahindra GDR                                                                       216,320
             28,587  Tiszai Vegyi Kombinat Rt (NON)                                                                527,376
                                                                                                            --------------
                                                                                                                   743,696

India (11.7%)
--------------------------------------------------------------------------------------------------------------------------
             64,800  BSES Ltd. GDR                                                                                 456,393
             11,200  Cipla Ltd. (NON)                                                                              288,925
             15,500  Global Tele-Systems Ltd.                                                                      741,235
             57,777  Grupo Elektra S.A. GDR                                                                        686,102
             29,200  Gujarat Ambuja Cements Ltd. (NON)                                                             187,915
             24,800  Hindustan Lever Ltd. (NON)                                                                  1,649,163
             66,250  Hindustan Petroleum Corp. Ltd. (NON)                                                          215,035
             94,200  Housing Development Finance Corporation Ltd. (NON)                                            846,958
              6,400  Hughes Software Systems                                                                       474,269
             48,400  ICICI Ltd. ADR (NON)                                                                        1,790,800
             11,370  Infosys Technologies Ltd.                                                                   2,269,463
             60,726  Larsen & Toubro Ltd. GDR (NON)                                                                493,286
             50,000  Mahindra & Mahindra Ltd. (NON)                                                                550,447
             56,600  Panafon Hellenic Telecommunication GDR 144A                                                   917,486
             26,500  Pentamedia Graphics Ltd.                                                                      989,542
            159,400  Reliance Industries Ltd.                                                                    1,138,389
             18,000  Satyam Computer Services Ltd.                                                               2,084,384
              4,300  Software Solution                                                                             557,984
             46,400  Videsh Sanchar Nigam Ltd. GDR (NON)                                                         1,705,200
             12,100  Wipro Corp. Ltd. (NON)                                                                      1,453,887
             52,200  Zee Telefilms Ltd. (NON)                                                                    1,564,743
                                                                                                            --------------
                                                                                                                21,061,606

Indonesia (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            885,500  PT Astra International Inc. (NON)                                                             439,758
             39,285  PT Telekomunikasi Indonesia ADR (NON)                                                         380,573
                                                                                                            --------------
                                                                                                                   820,331

Israel (3.7%)
--------------------------------------------------------------------------------------------------------------------------
              9,846  Gilat Satellite Networks Ltd. (NON)                                                         1,476,285
             20,044  Orbotech Ltd. (NON)                                                                         1,845,301
             24,747  Orckit Communications Ltd.                                                                  2,160,722
             60,027  Sapiens International Corp. (NON)                                                           1,189,285
                                                                                                            --------------
                                                                                                                 6,671,593

Kenya (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            400,208  Theta Group Ltd.                                                                              837,255

Korea (3.4%)
--------------------------------------------------------------------------------------------------------------------------
              6,090  Cheil Communications, Inc.                                                                    770,068
              4,000  Digital Chosun Co. Ltd.                                                                       937,307
             11,200  Dreamline Corp.                                                                             1,480,591
             17,500  Hansol M. Com Co. Ltd.                                                                        608,918
             28,800  LG Investment and Securities                                                                  514,422
              4,250  Locus Corp. (NON)                                                                             900,057
             24,000  Mirae Corp. ADR (NON)                                                                         313,500
              4,400  Serome Technology, Inc.                                                                       556,371
                                                                                                            --------------
                                                                                                                 6,081,234

Malaysia (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            239,000  Commerce Asset-Holding Berhad                                                                 748,447
             98,000  Edaran Otomobil Nasional Berhad                                                               412,632
            594,000  IJM Copr. Berhad                                                                              665,905
             78,000  Malaysian Pacific Industries Berhad                                                           990,395
            753,000  Public Bank Berhad                                                                            832,263
            200,000  Resorts World Berhad                                                                          726,316
            196,000  Tanjong PLC                                                                                   492,579
            200,000  Telekom Malaysia                                                                              847,368
             87,000  WTK Holdings Berhad                                                                           304,500
                                                                                                            --------------
                                                                                                                 6,020,405

Mexico (13.0%)
--------------------------------------------------------------------------------------------------------------------------
            127,642  Alfa S.A. de C.V. Class A                                                                     449,924
            164,612  Carso Global Telecom (NON)                                                                  2,057,210
             57,361  Cemex S.A. de C.V. ADR (NON)                                                                1,226,091
             39,575  Coca-Cola Femsa S.A. ADR                                                                      759,345
            221,394  Controladora                                                                                  212,833
            398,865  Corporacion Moctezuma, S.A. de C.V. (NON)                                                     660,373
            201,168  Fomento Economico Mexicano, S.A. de C.V.                                                      896,038
            142,449  Grupo Carso S.A. de C.V.                                                                      555,372
            615,941  Grupo Financiero Banamex Accival, S.A. de C.V. (NON)                                        2,628,375
              5,193  Grupo Imsa S.A. de C.V. ADR (NON)                                                              72,702
            245,115  Grupo Mexico S.A. (NON)                                                                     1,217,459
            212,804  Grupo Modelo S.A. de C.V.                                                                     483,026
            351,776  Grupo Sanborns S.A. de C.V.                                                                   725,195
             18,159  Grupo Televisa S.A. GDR (NON)                                                               1,394,838
             17,700  HCL Technologies Ltd                                                                          872,610
             96,534  Organizacion Soriana S.A.                                                                     396,468
            120,024  Telefonos de Mexico S.A. ADR Class L (NON)                                                  7,891,578
             62,890  TV Azteca, S.A. de C.V.                                                                       876,529
                                                                                                            --------------
                                                                                                                23,375,966

Peru (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             15,953  Compania de Minas Buenaventura S.A. ADR                                                       278,180
             19,800  Telefonica del Peru S.A. ADR                                                                  388,575
                                                                                                            --------------
                                                                                                                   666,755

Philippines (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            100,700  Bank of the Philippine Islands (NON)                                                          228,976
            128,700  Manila Electric Co. Class B                                                                   236,002
              9,000  Philippine Long Distance Telephone Co. ADR (NON)                                              195,750
                                                                                                            --------------
                                                                                                                   660,728

Poland (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             22,200  Agora S.A. (NON)                                                                              768,675
             20,239  Agora S.A. GDR (NON)                                                                          700,775
             70,800  Orbis S.A. (NON)                                                                              665,132
                                                                                                            --------------
                                                                                                                 2,134,582

Russia (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            103,897  Surgutneftegaz ADR (NON)                                                                    1,181,828
             81,362  Tatneft ADR                                                                                   956,004
             25,844  Vimpel Communications ADR (NON)                                                             1,109,677
                                                                                                            --------------
                                                                                                                 3,247,509

South Africa (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            167,300  Sappi Ltd.                                                                                  1,386,792
            198,500  Sasol Ltd.                                                                                  1,272,456
            108,900  South African Breweries, Ltd.                                                                 842,520
                                                                                                            --------------
                                                                                                                 3,501,768

South Korea (9.6%)
--------------------------------------------------------------------------------------------------------------------------
              3,510  Daum Communications Corp.                                                                     571,085
             17,800  Hannsoft Inc.                                                                                 639,031
              3,060  Housing & Commercial Bank GDR (NON)                                                            54,522
             49,460  Kookmin Bank 144A GDR                                                                         551,062
             69,600  Korea Electric Power Corp. (NON)                                                            1,741,692
             23,700  Korea Telecom Corp. (NON)                                                                   1,030,950
             11,500  L.G. Chemical Ltd.                                                                            304,558
             11,660  Pohang Iron & Steel Company, Ltd.                                                           1,264,567
             21,602  Samsung Electronics Co.                                                                     4,890,010
             18,882  Samsung Securities Co. Ltd.                                                                   577,697
             14,350  Sansung Electro-Mechanics Co.                                                                 870,466
             48,800  Shinhan Bank                                                                                  466,036
              1,160  SK Telecom Co., Ltd. (NON)                                                                  4,308,073
                                                                                                            --------------
                                                                                                                17,269,749

Spain (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              4,200  Terra Networks S.A. ADR (NON)                                                                 544,425

Taiwan (9.8%)
--------------------------------------------------------------------------------------------------------------------------
             54,200  Acer Inc. (NON)                                                                               737,120
            119,840  Acer Peripherals Inc.                                                                         557,532
            165,120  Advanced Semiconductor Engineering Inc.                                                       552,556
             18,800  Ase Test Limited                                                                              564,000
             93,484  Asustek Computer, Inc. GDR                                                                  1,168,932
            569,770  Bank Sinopac                                                                                  392,496
            293,000  Cathay Life Insurance Co., Ltd.                                                               813,092
            422,600  Chinatrust Commercial Bank                                                                    455,299
            328,100  Far Eastern Textile Ltd.                                                                      717,685
            235,000  Formosa Plastics Corp.                                                                        517,875
              8,100  GigaMedia Ltd.                                                                                567,506
            142,480  Hon Hai Precision Industry                                                                  1,330,372
            192,000  K Laser Technology, Inc.                                                                      570,421
            335,000  Nan Ya Plastic Corp.                                                                          743,715
            124,000  President Chain Store Corp.                                                                   542,475
             82,000  Synnex Technology Intl. Corp.                                                                 575,580
            283,030  Taishin Intl. Bank                                                                            190,350
            646,836  Taiwan Semiconductor Manufacturing Co. (NON)                                                4,244,663
            629,850  United Microelectronics Corp.                                                               2,313,357
                                                                                                            --------------
                                                                                                                17,555,026

Thailand (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             36,000  Advanced Info Service Public Co., Ltd. (NON)                                                  559,664
             65,000  Bec World Public Co. Ltd.                                                                     488,183
            100,200  Polski Koncern Nafto GDR 144A (NON)                                                         1,077,150
             43,500  Shin Corp. PLC (NON)                                                                          344,984
             16,500  Siam Cement Public Company Ltd. (The) (NON)                                                   298,109
             70,000  Siam City Cement Co. Ltd.                                                                     235,294
            550,000  TelecomAsia Corporation Public Co. Ltd.                                                       765,494
            420,100  Thai Farmers Bank Public Co. (NON)                                                            397,153
                                                                                                            --------------
                                                                                                                 4,166,031

Turkey (4.6%)
--------------------------------------------------------------------------------------------------------------------------
         34,144,400  Dogan Sirketler Grubu Holding A.S. (NON)                                                    1,011,368
          5,243,100  Enka Holding Yatirim A.S.                                                                   1,370,315
         13,897,000  Ericiyas Biracilik Ve Malt                                                                    575,076
         16,967,000  Guney Biracilik Ve Malt Sana                                                                  591,257
             88,100  Haci Omer Sabanci Holdings ADR (NON)                                                        1,013,150
         51,883,000  Hurriyet Gazetecilik Ve Matbaacilik A.S.                                                    1,242,993
          3,595,200  Vestel Elektronik Sanayi ve Ticaret A.S. (NON)                                              1,174,533
             38,900  Yapi ve Kredi Bankasi A.S. GDR (NON)                                                        1,118,375
                                                                                                            --------------
                                                                                                                 8,097,067

United Kingdom (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            271,900  Billiton PLC (NON)                                                                          1,193,466
             13,360  MIH Ltd. (NON)                                                                                946,890
             22,913  Old Mutual PLC                                                                                 53,198
            557,100  Old Mutual PLC 144A                                                                         1,293,429
                                                                                                            --------------
                                                                                                                 3,486,983

United States (8.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,700  ADV Vision Technology                                                                          69,733
             10,900  Anglogold Ltd.                                                                                566,211
              7,300  AudioCodes Ltd.                                                                               563,925
             40,700  De Beers-Centenary (NON)                                                                      893,234
            173,100  Dimension Data Holdings Ltd.                                                                1,612,521
             10,941  DSP Group, Inc. (NON)                                                                         960,757
             13,500  Elbit Ltd. (NON)                                                                              295,186
             15,722  Elbit Ltd. (NON)                                                                              290,120
             37,459  Impala Platinum Holdings Ltd.                                                               1,337,843
             12,600  IMPSAT Fiber Newworks, Inc. (NON)                                                             462,263
             20,500  ITC Ltd.                                                                                      351,617
            109,400  Johnnies Industrial Corp.                                                                   1,830,962
             33,700  Magic Software Enterprises Ltd. (NON)                                                         846,713
            264,000  Malaysian Resources Corp.                                                                     326,526
            610,000  National Finance PLC (NON)                                                                    140,966
                400  National Financial Insurance                                                                       92
            237,500  National Petrochemical Co.                                                                    244,797
             18,611  NICE Systems Ltd. ADR (NON)                                                                 1,666,849
            250,800  Standard Bank Investment (NON)                                                                978,095
             13,252  StarMedia Network, Inc. (NON)                                                                 622,844
             31,200  Winbond Electronics 144A GDR (NON)                                                            756,600
                                                                                                            --------------
                                                                                                                14,817,854

Venezuela (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             13,100  Compania Anonima Nacional Telefonos de Venezuela ADR                                          436,394
                                                                                                            --------------
                     Total Common Stocks (cost $117,088,000)                                                $  173,407,938

UNITS (1.4%) (a) (cost $3,739,865)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
             16,700  Wipro Ltd. Structured Note (issued by Goldman Sachs
                       Group, Inc.) zero %, 2001 (India)                                                    $    2,525,708

PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,236  Banco Itau S.A. BRC $6.86                                                              $      177,792
            466,200  Siam Commercial Bank pfd                                                                      281,581
                                                                                                            --------------
                     Total Preferred Stocks (cost $444,644)                                                 $      459,373

WARRANTS (--%) (a) (NON) (cost $6,473)                                                          EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
              3,584  Cemex SA                                                                   12/13/02    $       10,304

SHORT-TERM INVESTMENTS (2.4%) (a) (cost $4,285,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    4,285,000  Interest in $700,000,000 joint repurchase agreement dated
                       February 29, 2000 with Warburg Securities due
                       March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $4,285,687 for an effective
                       yield of 5.77%.                                                                      $    4,285,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $125,563,982) (b)                                              $  180,688,323
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $180,117,690.

  (b) The aggregate identified cost on a tax basis is $127,729,186, resulting in gross unrealized appreciation and depreciation of $59,753,755 and $6,794,618, respectively, or net unrealized appreciation of $52,959,137.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository
      Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 29, 2000 (as a percentage of net assets):

              Communication services        12.2%
              Insurance and finance         11.7
              Technology                    11.5


-------------------------------------------------------------------------------
SWAP Contracts Outstanding at February 29, 2000 (Unaudited)

                                         Notional   Termination    Unrealized
                                          Amount       Date       Depreciation
-------------------------------------------------------------------------------
Agreement with Salomon Brothers
International Ltd. Dated 1/13/00 to
receive (pay) quarterly the notional
amount multiplied by the return of
SK Telecom Co. Limited (South Korea)
and pay the notional amount multiplied
by three months LIBOR adjusted by a
specified spread.                        $597,313     Jan-00       $(51,440)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $125,563,982) (Note 1)        $180,688,323
-----------------------------------------------------------------------------------------------
Cash                                                                                  2,031,218
-----------------------------------------------------------------------------------------------
Foreign currency (cost $2,435,004)                                                    2,237,415
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                              379,067
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,382,521
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        5,513,840
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                1,626
-----------------------------------------------------------------------------------------------
Total assets                                                                        192,234,010

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       360
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      9,902,664
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              693,632
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            383,395
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              123,950
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             8,694
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,115
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  101,989
-----------------------------------------------------------------------------------------------
Payable for open swap contract (Note 1)                                                  51,440
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  849,081
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    12,116,320
-----------------------------------------------------------------------------------------------
Net assets                                                                         $180,117,690

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $153,763,868
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (853,659)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                              (26,868,334)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         54,075,815
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding          $180,117,690

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($104,451,658 divided by 8,022,545 shares)                                               $13.02
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.02)*                                  $13.81
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($68,259,869 divided by 5,291,582 shares)**                                              $12.90
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,679,925 divided by 129,489 shares)**                                                 $12.97
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,726,238 divided by 442,509 shares)                                                   $12.94
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.94)*                                  $13.41
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $12,211)                                           $   566,652
-----------------------------------------------------------------------------------------------
Interest                                                                                 47,443
-----------------------------------------------------------------------------------------------
Total investment income                                                                 614,095

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        664,524
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          342,779
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,271
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,436
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    94,138
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   265,205
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     3,153
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    17,045
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            1,080
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   8,560
-----------------------------------------------------------------------------------------------
Registration fees                                                                         6,843
-----------------------------------------------------------------------------------------------
Auditing                                                                                 35,403
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,550
-----------------------------------------------------------------------------------------------
Postage                                                                                  15,798
-----------------------------------------------------------------------------------------------
Other                                                                                     5,420
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,470,205
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (5,574)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,464,631
-----------------------------------------------------------------------------------------------
Net investment loss                                                                    (850,536)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (net of foreign tax of $255,681)
(Notes 1 and 3)                                                                      10,109,075
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              89,785
-----------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                           (121,284)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign
currencies during the period                                                           (190,298)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
swap contracts during the period
(net of deferred foreign tax of $786,032)                                            35,227,386
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              45,114,664
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $44,264,128
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $   (850,536)   $   (205,753)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                        10,077,576     (12,594,769)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                     35,037,088      45,788,400
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                                      44,264,128      32,987,878
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (560,909)       (360,213)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (127,527)         (7,594)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (4,183)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (14,995)         (4,040)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    27,155,753      23,835,099
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         70,712,267      56,451,130

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 109,405,423      52,954,293
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $853,659 and undistributed
net investment income of $704,491, respectively)                                   $180,117,690    $109,405,423
---------------------------------------------------------------------------------------------------------------

 * Unaudited.

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS  A
---------------------------------------------------------------------------------------------------------------------------------
                                              Six months
                                                 ended                                                          For the period
Per-share                                     February 29                                                       Dec. 28, 1995+
operating performance                         (Unaudited)                   Year ended August 31                 to August 31
---------------------------------------------------------------------------------------------------------------------------------
                                                  2000             1999             1998             1997             1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $9.35            $5.81           $10.94           $10.28            $8.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)               (.05)              --(e)           .01             (.02)             .01
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        3.81             3.61            (4.94)             .81             1.77
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             3.76             3.61            (4.93)             .79             1.78
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.09)            (.07)              --             (.01)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      --               --             (.20)            (.12)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.09)            (.07)            (.20)            (.13)              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                   $13.02            $9.35            $5.81           $10.94           $10.28
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           40.24*           62.45           (45.69)            7.82            20.94*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $104,452          $60,669          $29,239          $49,581           $2,925
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                       .94*            2.10             2.10             2.10             1.25*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)                      (.47)*            .06              .06             (.23)             .11*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                           68.20*          163.86           112.35           141.81            45.90*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August 31, 1996. Expenses for the period ended
    August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively.
    Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and
    Class M, respectively. Expenses for the period ended August 31, 1999 reflect a reduction of $.01, $.02, $.00 and $.02 per share for class A, class B, class C and class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income and/or distributions from net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                               Six months
                                                                  ended                                         For the period
Per-share                                                      February 29                                      Oct. 30, 1996+
operating performance                                          (Unaudited)          Year ended August 31         to August 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                   2000             1999             1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $9.26            $5.74           $10.87            $9.95
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                (.09)            (.05)            (.07)            (.09)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                         3.76             3.57            (4.86)            1.14
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              3.67             3.52            (4.93)            1.05
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                  (.03)              --(e)            --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       --               --             (.20)            (.12)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (.03)              --             (.20)            (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                    $12.90            $9.26            $5.74           $10.87
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                            39.61*           61.37           (45.99)           10.67*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $68,260          $44,838          $21,722          $38,044
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                       1.31*            2.85             2.85             2.39*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)                                       (.85)*           (.69)            (.72)            (.76)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            68.20*          163.86           112.35           141.81
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August 31, 1996. Expenses for the period ended
    August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively.
    Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and
    Class M, respectively. Expenses for the period ended August 31, 1999 reflect a reduction of $.01, $.02, $.00 and $.02 per share for class A, class B, class C and class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income and/or distributions from net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Six months
                                                                                                    ended        For the period
Per-share                                                                                        February 29     July 26, 1999+
operating performance                                                                            (Unaudited)     to August 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $9.35            $9.56
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                                                  (.09)            (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                           3.79             (.19)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                3.70             (.21)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    (.08)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (.08)              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                      $12.97            $9.35
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                              39.61*           (2.20)*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $1,680              $81
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                            1.31*             .29*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (                                                                       (.81)*           (.25)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                              68.20*          163.86
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August 31, 1996. Expenses for the period ended
    August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively.
    Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively. Expenses for the period ended August 31, 1999 reflect a reduction of $.01, $.02, $.00 and $.02 per share for class A, class B, class C and class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income and/or distributions from net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                                               Six months
                                                                  ended                                         For the period
Per-share                                                      February 29                                      Oct. 30, 1996+
operating performance                                          (Unaudited)          Year ended August 31         to August 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                   2000             1999             1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $9.29            $5.76           $10.89            $9.95
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)(d)                                (.08)            (.03)            (.05)            (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                         3.77             3.57            (4.88)            1.14
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              3.69             3.54            (4.93)            1.07
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                  (.04)            (.01)              --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       --               --             (.20)            (.12)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (.04)            (.01)            (.20)            (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                    $12.94            $9.29            $5.76           $10.89
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                            39.72*           61.59           (45.91)           10.88*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                   $5,726           $3,817           $1,993           $4,043
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                       1.19*            2.60             2.60             2.18*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (c)                                      (.72)*           (.41)            (.43)            (.53)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            68.20*          163.86           112.35           141.81
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August 31, 1996. Expenses for the period ended
    August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively.
    Expenses for the period ended August 31, 1998 reflect a reduction of $.02, $.02 and $.02 per share for class A, Class B and Class M, respectively. Expenses for the period ended August 31, 1999 reflect a reduction of $.01, $.02, $.00 and $.02 per share for class A, class B, class C and class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income and/or distributions from net investment income were less than $0.01 per share.



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Emerging Markets Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing in common stocks and other equity securities of emerging market companies.

The fund offers class A, class B, class C, and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Swap contracts The fund may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At August 31, 1999, the fund had a capital loss carryover of approximately $29,135,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover         Expiration
--------------         ---------------
    $3,889,000         August 31, 2006
    25,246,000         August 31, 2007

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $5,574 under expense offset arrangements with PFTC and brokerage service arrangements (only if applicable to your fund). Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $745 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $44,021 and $1,299 from the sale of class A and class M shares, respectively, and received $66,883 and $2,487 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $8,961 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $126,369,691 and $104,847,947, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,071,991        $47,222,221
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       43,532            519,340
-----------------------------------------------------------------------------
                                                 4,115,523         47,741,561

Shares
repurchased                                     (2,578,623)       (28,357,286)
-----------------------------------------------------------------------------
Net increase                                     1,536,900        $19,384,275
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,334,932        $86,575,553
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       45,700            319,903
-----------------------------------------------------------------------------
                                                11,380,632         86,895,456

Shares
repurchased                                     (9,923,299)       (74,002,428)
-----------------------------------------------------------------------------
Net increase                                     1,457,333        $12,893,028
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,991,362        $22,299,108
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        9,665            114,428
-----------------------------------------------------------------------------
                                                 2,001,027         22,413,536

Shares
repurchased                                     (1,552,402)       (16,474,098)
-----------------------------------------------------------------------------
Net increase                                       448,625        $ 5,939,438
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,807,669        $32,248,790
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,002              6,983
-----------------------------------------------------------------------------
                                                 3,808,671         32,255,773

Shares
repurchased                                     (2,750,247)       (22,052,112)
-----------------------------------------------------------------------------
Net increase                                     1,058,424        $10,203,661
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class C                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        143,887         $1,716,306
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          307              3,661
-----------------------------------------------------------------------------
                                                   144,194          1,719,967

Shares
repurchased                                        (23,414)          (293,157)
-----------------------------------------------------------------------------
Net increase                                       120,780         $1,426,810
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          8,855            $83,255
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                     8,855             83,255

Shares
repurchased                                           (146)            (1,365)
-----------------------------------------------------------------------------
Net increase                                         8,709            $81,890
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        132,830         $1,496,231
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,242             14,737
-----------------------------------------------------------------------------
                                                   134,072          1,510,968

Shares
repurchased                                       (102,675)        (1,105,738)
-----------------------------------------------------------------------------
Net increase                                        31,397         $  405,230
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        409,484         $3,517,717
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          561              3,915
-----------------------------------------------------------------------------
                                                   410,045          3,521,632

Shares
repurchased                                       (344,672)        (2,865,112)
-----------------------------------------------------------------------------
Net increase                                        65,373         $  656,520
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund [DBL. DAGGER]

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President

Thomas R. Haslett
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Paul Warren
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Emerging Markets Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA004-59714 2AY/2CK/2CL 4/00